(1) Basis of Presentation and Summary of Significant Accounting Policies: Stock-based Compensation: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The weighted average estimated fair value of stock options granted during 2012 and 2011 was $0.55 and $0.44 per share, respectively.  These amounts were determined using the Black-Scholes option-pricing model, which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, the expected dividend payments, and the risk-free interest rate over the expected life of the option.  The assumptions used in the Black-Scholes model were as follows for stock options granted in 2012 and 2011:

	2012	2011
Risk-free interest rate	0.07% to 0.17%	0.08% to 0.19%
Expected volatility of our Common Stock	64.83% to 82.48%	80.95% to 85.78%
Dividend yield	0%	0%
Expected life of options	3 years	3 years